SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Company's internal financial reporting system utilized by the Company's chief operating
Summarized financial information by segment for the year ended December 31, 2012, based on the Company’s internal financial reporting system utilized by the Company’s chief operating decision makers, follows:

	Defense and aerospace	Mobile resource management		Consolidated
Revenues from external customers	$10,447	$7,341		$17,788
Segment operating income (loss)	176	1,561	(1)	1,737
Not allocated costs				340
Consolidated profit from operations				$1,397
(1)	Excludes $1,171 of amortization of inventory fair value $551 of intangible assets amortization, and $4,623 gain on bargain purchase derived from Micronet acquisition.

Revenue from the Company's major customers

Revenue from the Company’s major customers representing 10% or more of total revenue for the years ended December 31, 2012 and 2011 were as follows:

	Year ended December 31,
	2012	2011
Customer A	47%	65%
Customer B	7%	26%
Customer C	30%	—

Revenue from customers in the geographic regions

Revenue from customers in the geographic regions based on the location of customers’ headquarters is as follows:

	Year ended December 31,
	2012	2011
USA	$6,275	$—
Israel	10,520	10,146
Other	993	—
Total	$17,788	$10,146